Property and equipment (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 5,133	€ 6,322	€ 6,322
Acquisitions	562	285
Disposals	(20)	(18)
Depreciation	(707)	(845)
Transfers	0	0
Foreign exchange variation	(13)	0
Property, plant and equipment including right-of-use assets at end of period	4,955	5,758	5,133
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,389	3,049	3,049
Acquisitions	503	37
Disposals	(12)	(18)
Depreciation	(341)	(393)
Transfers	0	0
Foreign exchange variation	(13)	0
Property, plant and equipment including right-of-use assets at end of period	2,526	2,675	2,389
Lands and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,285	2,958	2,958
Acquisitions	285	15
Disposals	0	0
Depreciation	(294)	(352)
Transfers	0	0
Foreign exchange variation	(13)	0
Property, plant and equipment including right-of-use assets at end of period	2,263	2,621	2,285
Lands and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,269	1,675	1,675
Acquisitions	285	0
Disposals	0	0
Depreciation	(231)	(288)
Transfers	0	0
Foreign exchange variation	(13)	0
Property, plant and equipment including right-of-use assets at end of period	1,310	1,387	1,269
Laboratory equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,861	3,378	3,378
Acquisitions	276	267
Disposals	(20)	(18)
Depreciation	(413)	(493)
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	2,705	3,134	2,861
Laboratory equipment and other | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,121	1,374	1,374
Acquisitions	218	37
Disposals	(12)	(18)
Depreciation	(111)	(105)
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	1,215	1,288	1,121
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0	0
Acquisitions	0	3
Disposals	0	0
Depreciation	0	0
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	0	3	0
In progress | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0	0
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	€ 0	€ 0	€ 0